Expense Example, No Redemption - Invesco U.S. Government Money Portfolio	Dec. 11, 2025 USD ($)
Invesco Cash Reserve
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	750
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	459
Expense Example, No Redemption, 5 Years	792
Expense Example, No Redemption, 10 Years	1,504
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	303
Expense Example, No Redemption, 5 Years	525
Expense Example, No Redemption, 10 Years	1,166
Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	46
Expense Example, No Redemption, 3 Years	144
Expense Example, No Redemption, 5 Years	252
Expense Example, No Redemption, 10 Years	567
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	27
Expense Example, No Redemption, 3 Years	84
Expense Example, No Redemption, 5 Years	146
Expense Example, No Redemption, 10 Years	$ 331